AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 15, 2001

                                                          FILE NOS. 333-00999
                                                                    811-07541

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NOS. 15 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 23 /X/

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     JOANNE M. DERRIG, ESQUIRE
FOLEY & LARDNER                              ALFS, INC.
3000 K STREET, N.W.                          3100 SANDERS ROAD
SUITE 500                                    NORTHBROOK, IL 60062
WASHINGTON, DC 20007

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
(CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date)pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life Multi-Manager Variable Account under deferred variable annuity contracts.




                                Explanatory Note

Registrant is filing this Post-Effective Amendment No. 15 solely for the purpose of reflecting changes in the variable sub-accounts that will be available under the Glenbrook Enhanced Provider Variable Annuity contract described in the registration statement, when offered by SunTrust Annuities, Inc. Registrant does not intend for this Post-Effective Amendment No. 15 to amend or delete, any other part of this registration statement except as specifically noted herein.

                       Glenbrook Life and Annuity Company
                  Glenbrook Life Multi-Manager Variable Account

                      Supplement, dated August 15, 2001 to
                 Glenbrook Provider Variable Annuity Prospectus
                                dated May 1, 2001

This supplement amends certain disclosure contained in the above-referenced prospectus for the Glenbrook Provider Variable Annuity contract (the "Contract") offered by SunTrust Annuities, Inc. ("SunTrust Annuities") and sold under the direction of SunTrust Securities, Inc., a registered broker-dealer ("SunTrust Securities"). SunTrust Annuities and SunTrust Securities are affiliates of SunTrust Banks, Inc. Please keep this supplement for future reference together with your prospectus.

Cover page: Replace the second paragraph with the following:

    The Contract currently offers 43 "investment alternatives". The investment alternatives include 3 fixed account options ("Fixed Account Options") and 40 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life Multi-Manager Variable Account ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following portfolios ("Portfolios") of the following mutual funds ("Funds"):


         AIM Variable Insurance Funds                MFS(R)Variable Insurance Trust (SM)
         Federated Insurance Series                  Oppenheimer Variable Account Funds
         Fidelity Variable Insurance Products Fund   Putnam Variable Trust
         Franklin Templeton Variable Insurance       STI Classic Variable Trust
           Products Trust


Page 4: Add "Putnam Investment Management, Inc." to the list of investment advisors under the heading "Investment Alternatives."

Change all references throughout the prospectus to the availability of "32" Variable Sub-Accounts to "40" Variable Sub-Accounts, and "35" investment alternatives to "43" investment alternatives.

Page 8: Insert the following to the chart describing Portfolio Annual Expenses:


                                                      Management                                Total Portfolio
Portfolio                                                Fees       Rule 12b-1   Other          Annual Expenses
                                                                       Fees       Expenses

MFS New Discovery Series (7,11)                          0.90%            NA            0.16%             1.06%
MFS Utilities Series (7)                                 0.75%            NA            0.16%             0.91%
Putnam VT Diversified Income Fund - Class IB             0.68%           0.25%          0.10%             1.03%
Putnam VT Growth and Income Fund - Class IB              0.46%           0.25%          0.04%             0.75%
Putnam VT Growth Opportunities Fund - Class IB           0.70%           0.25%          0.16%             1.11%
Putnam VT Health Sciences Fund - Class IB                0.70%           0.25%          0.09%             1.04%
Putnam VT New Value Fund - Class IB                      0.70%           0.25%          0.09%             1.04%
Putnam VT Voyager Fund II - Class IB                     0.70%           0.25%          0.30%             1.25%



Page 9: Replace footnote (7) to the chart describing Portfolio Annual Expenses with the following:

          (7) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total
          Portfolio Annual Expenses" would be lower, and for service class shares would be estimated to be: 0.84% for Emerging Growth Series, 0.86% for Investors Trust Series, 1.05% for New Discovery Series,
          0.84% for Research Series, and 0.90% for Utilities Series.



Page 9: Add the following footnote (11) to the chart describing Portfolio Annual
Expenses:

          MFS has  contractually  agreed,  subject  to  reimbursement,  bear the series' expenses such that "Other Expenses" (after taking into account the  expense  offset  arrangement  described  in Note 7 above)  do not
          exceed  0.15%  annually.   These  contractual  fee  arrangements  will
          continue  until at least May 1, 2002,  unless changed with the consent of the board of trustees which oversees the series.




Page 10:  Insert the following to Example 1:

Variable Sub-Account                                        1 Year    3 Years     5 Years     10 Years
--------------------                                        ------    -------     -------     --------
MFS New Discovery                                             $80          $128      $171           $308
MFS Utilities Series                                          $77          $123      $163           $293
Putnam VT Diversified Income - Class IB                       $79          $127      $170           $305
Putnam VT Growth and Income - Class IB                        $76          $118      $155           $276
Putnam VT Growth Opportunities - Class IB                     $79          $130      $174           $313
Putnam VT Health Sciences - Class IB                          $79          $127      $170           $306
Putnam VT New Value - Class IB                                $79          $127      $170           $306
Putnam VT Voyager II - Class IB                               $81          $134      $181           $326




Page 11:  Insert the following to Example 2:

Variable Sub-Account                                            1 Year    3 Years     5 Years     10 Years
--------------------                                            ------    -------     -------     --------
MFS New Discovery                                              $28         $85      $146         $289
MFS Utilities Series                                           $26         $81      $138         $293
Putnam VT Diversified Income - Class IB                        $28         $85      $144         $305
Putnam VT Growth and Income - Class IB                         $25         $76      $130         $276
Putnam VT Growth Opportunities - Class IB                      $28         $87      $148         $313
Putnam VT Health Sciences - Class IB                           $28         $85      $145         $306
Putnam VT New Value - Class IB                                 $28         $85      $145         $306
Putnam VT Voyager II - Class IB                                $30         $91      $155         $326


Page 16: Under "Investment Alternatives: The Variable Sub-Accounts," insert the following under the heading "MFS(R)Variable Insurance Trust(SM)":


      MFS New Discovery Series                     Capital appreciation              MFS Investment Management(R)
      MFS Utilities Series                         Capital growth and current
                                                   income


Page 17: Under "Investment Alternatives: The Variable Sub-Accounts," insert the following to the table describing the investment objective and investment adviser of each Portfolio:


     Putnam Variable Account Funds - Class IB

     Putnam VT Diversified Income Fund            High current income consistent    Putnam Investment Management, Inc.
                                                  with capital preservation
     Putnam VT Growth and Income Fund             Capital growth and current
                                                  income
     Putnam VT Growth Opportunities Fund          Capital appreciation
     Putnam VT Health Sciences Fund               Capital appreciation
     Putnam VT New Value Fund                     Long-term capital appreciation
     Putnam VT Voyager Fund II                    Long-term growth of capital



Page 30: Replace the first sentence of the third paragraph under the sub-heading THE VARIABLE ACCOUNT with the following:

          The Variable Account consists of multiple Variable Sub-Accounts, of which 40 are currently available for investment under the Contract.

Page 34: Replace the first sentence under the heading "Annual Reports and Other Documents" with the following:

          Glenbrook's annual report on Form 10-K for the year ended December 31, 2000 and Glenbrook's quarterly report on Form 10Q for the quarter ended June 30, 2001 are incorporated herein by reference, which means that they are legally a part of this prospectus.

Page A-4 (Appendix A): Add the following to the footnote (*) after the table of Accumulation Unit Values:

          There are no Accumulation Unit Values to report for the following Variable Sub-Accounts, which were first offered under the Contract as of the date of this supplement: MFS New Discovery, MFS Utilities, Putnam VT Diversified Income - Class IB, Putnam VT Growth and Income - Class IB, Putnam VT Growth Opportunities - Class IB, Putnam VT Health Sciences - Class IB, Putnam VT New Value - Class IB, and Putnam VT Voyager II - Class IB.




                            Glenbrook Life and Annuity Company
                      Glenbrook Life Multi-Manager Variable Account

                         Supplement, dated August 15, 2001, to
                           Glenbrook Provider Variable Annuity
                           Statement of Additional Information
                                    dated May 1, 2001

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Glenbrook Provider Variable Annuity Contract (the "Contract") offered by SunTrust Annuities, Inc. ("SunTrust Annuities") and sold under the direction of SunTrust Securities, Inc., a registered broker-dealer ("SunTrust Securities"). SunTrust Annuities and SunTrust Securities are affiliates of SunTrust Banks, Inc. For convenience, we sometimes refer to the Contract as the Glenbrook Enhanced SunTrust Provider Variable Annuity contract ("Enhanced SunTrust Provider Contract").

Page __: Append the following to the fourth paragraph under Standardized Total Returns for the Enhanced Provider Contracts:

         In addition, no standardized total returns are shown for the MFS Utilities, Putnam VT Diversified Income - Class IB, Putnam VT Growth and Income - Class IB, Putnam VT Growth Opportunities - Class IB, Putnam VT Health Sciences - Class IB, Putnam VT New Value - Class IB, and Putnam VT Voyager II - Class IB Variable Sub-Accounts, because they commenced operations as of the date of this supplement.


Page __: Append the following after the second sentence to the third paragraph under Non-Standardized Total Returns:

         In addition, no non-standardized total returns are shown for the MFS Utilities, Putnam VT Diversified Income - Class IB, Putnam VT Growth and Income - Class IB, Putnam VT Growth Opportunities - Class IB, Putnam VT Health Sciences - Class IB, Putnam VT New Value - Class IB, and Putnam VT Voyager II - Class IB Variable Sub-Accounts, because they commenced operations as of the date of this supplement.



Page __: Insert the following to the chart describing the inception dates of the Portfolios for the Enhanced Provider Contracts:

      Portfolio                                               Inception Date
      ---------                                               --------------
      MFS Utilities Series                                       01/03/95
      Putnam VT Diversified Income Fund - Class IB               09/15/93
      Putnam VT Growth and Income Fund - Class IB                02/01/88
      Putnam VT Growth Opportunities Fund - Class IB             01/31/00
      Putnam VT Health Sciences Fund - Class IB                  04/30/98
      Putnam VT New Value Fund - Class IB                        01/02/97
      Putnam VT Voyager Fund II - Class IB                       09/28/00



Page __: Add the following performance information to the appropriate tables describing the Adjusted Historical Total Returns for the Enhanced Provider
Contracts:


(Without the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider or the Enhanced Death or Income Benefit Combination Rider II)



                                                                                    10 Years or Since
                                                                                      Inception of
Variable Sub-Account                                     1 Year        5 Years      Portfolio if less*
------------------                                       ------        -------    -----------------


MFS Utilities                                                0.67%      17.67%         20.08%
Putnam VT Diversified Income - Class IB                     -6.49%      1.35%           2.97%
Putnam VT Growth and Income - Class IB                       1.51%      12.08%         13.14%
Putnam VT Growth Opportunities - Class IB                     NA          NA          -28.09**
Putnam VT Health Sciences - Class IB                        32.23%        NA           12.50%
Putnam VT New Value - Class IB                              15.80%        NA            9.05%
Putnam VT Voyager II - Class IB                               NA          NA          -32.95%**



**Performance figures are not annualized.





(With Enhanced Death Benefit Rider)


                                                                                  10 Years or Since
                                                                                     Inception of
Variable Sub-Account                                      1 Year      5 Years     Portfolio if less*
------------------                                        ------      -------     -----------------

MFS Utilities                                              0.44%      17.41%          19.81%
Putnam VT Diversified Income - Class IB                    -6.70%      1.13%          2.74%
Putnam VT Growth and Income - Class IB                     1.28%      11.83%          12.89%
Putnam VT Growth Opportunities - Class IB                    NA         NA            -28.25**
Putnam VT Health Sciences - Class IB                       31.93%       NA            12.25%
Putnam VT New Value - Class IB                             15.54%       NA            8.80%
Putnam VT Voyager II - Class IB                              NA         NA           -32.09**

**Performance figures are not annualized.




(With the Enhanced Death and Income Benefit Combination Rider II for Contracts issued on or after September 22, 2000)*

                                                                                 10 Years or Since
                                                                                   Inception of
Variable Sub-Account                                     1 Year      5 Years     Portfolio if less**
------------------                                        ------     -------     -----------------

MFS Utilities                                             0.14%      17.08%         19.47%
Putnam VT Diversified Income - Class IB                  -6.98%      0.84%           2.46%
Putnam VT Growth and Income - Class IB                    0.99%      11.51%         12.58%
Putnam VT Growth Opportunities - Class IB                  NA          NA          -28.44%***
Putnam VT Health Sciences - Class IB                     31.55%        NA           11.93%
Putnam VT New Value - Class IB                           15.20%        NA            8.49%
Putnam VT Voyager II - Class IB                            NA          NA          -32.14%***


***Performance figures are not annualized.

Part C is hereby amended to include the following exhibits:

Item 24(b)        Exhibit
----------        -------

(8)(b) Participation Agreement Among Putnam Variable Trust, Putnam Retail Management, Inc. and Glenbrook Life and Annuity Company

(9)(f)  Opinion and Consent of Counsel re: Legality

(10)(b) Consent of Foley & Lardner

(13)(g) Performance Data Calculations for the following  Variable  Sub-Accounts:
     MFS New Discovery, MFS Utilities, Putnam VT Diversified Income - Class IB, Putnam VT Growth and Income - Class IB, Putnam VT Growth Opportunities - Class IB, Putnam VT Health Sciences - Class IB, Putnam VT New Value - Class IB, and Putnam VT Voyager II - Class IB.

(99)(c)  Power of Attorney for Steven E. Shebik

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life Multi-Manager Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized all in the Township of Northfield, State of Illinois, on the 15th day of August, 2001.

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY

                                   (DEPOSITOR)

                         By:/s/MICHAEL J. VELOTTA
                         Michael J. Velotta
                         Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following directors and officers of Glenbrook Life and Annuity Company on the 15th day of August, 2001.

*/THOMAS J. WILSON, II              President, Chief Executive Officer
------------------------------        and Director (Principal Executive Officer)
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA               Vice President, Secretary,
------------------------------        General Counsel and Director
Michael J. Velotta


*/SAMUEL H. PILCH                   Vice President and Controller
------------------------------        (Principal Accounting Officer)
Samuel H. Pilch


*/MARGARET G. DYER                  Director
------------------------------
Margaret G. Dyer


*/JOHN C. LOUNDS                    Director
-------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                 Director
-------------------------------
J. Kevin McCarthy


*/STEVEN E. SHEBIK                  Director and Vice President
-------------------------------       (Principal Financial Officer)
Steven E. Shebik


*/MARLA G. FRIEDMAN                 Director and Vice President
-------------------------------
Marla G. Friedman


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

Exhibit Index

Exhibit (8)(b)  Participation  Agreement  Among Putnam  Variable  Trust,  Putnam
     Retail Management, Inc. and Glenbrook Life and Annuity Company

Exhibit (9)(f) Opinion and Consent of Counsel re: Legality


Exhibit (10)(b) Consent of Foley & Lardner

Exhibit (13)(g)  Performance  Data  Calculations  for  the  following  Variable
     Sub-accounts: MFS New Discovery, MFS Utilities, Putnam VT Diversified Income - Class IB, Putnam VT Growth and Income - Class IB, Putnam VT Growth Opportunities - Class IB, Putnam VT Health Sciences - Class IB, Putnam VT New Value - Class IB, and Putnam VT Voyager II - Class IB.

Exhibit (99)(c)  Power of Attorney for Steven E. Shebik